Equity - Weighted Average Limited Partner Units Outstanding (Details) - Common Units - shares	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average limited partner units outstanding, basic	42,254,647	37,035,068	36,958,770	36,958,227	39,644,857	36,958,525	36,958,988	33,370,020	28,168,265
Weighted average limited partner units outstanding, diluted	42,254,647	37,035,068	37,200,774	37,201,044	39,644,857	37,200,529	37,150,878	35,783,540	28,168,265